JPMorgan Core Plus Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Core Plus Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 449
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,428
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,542
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 792